Contingencies and Commitments (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Legal proceeding three [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 15,000
Legal proceeding four [Member]
Disclosure of commitments and contingent [Line Items]
Court	Commercial Court.
Description	Distributor claim for to the termination of distribution agreeent.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 18,000
Legal proceeding five [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 37,000
Legal proceeding six [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 35,000
Legal proceeding seven [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 36,000
Legal proceeding eight [Member]
Disclosure of commitments and contingent [Line Items]
Court	Tax Court.
Description	Several Tax claims.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 140,000
Legal proceeding ten [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 59,000